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                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               Form 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 1999. Check here if Amendment |_|; Amendment Number: _________________

                        This Amendment (Check only one.):
                         |_| is a restatement.
                         |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Centurion Investment Group, L.P.
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Address:   152 West 57th Street
--------------------------------------------------------------------------------
           New York, New York  10019
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Form 13F File Number: 28-05414
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          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:  John Grizzetti
--------------------------------------------------------------------------------
Title:    Chief Financial Officer
--------------------------------------------------------------------------------
Phone:  212-247-6509
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Signature, Place and Date of Signing:

/s/ John Grizzetti
--------------------------------------------------------------------------------
[Signature]

  New York, New York
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[City, State]

  May 12, 1999
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

List of Other Managers Reporting for this Manager: (if there are no entries in this list, omit this section.)

Form 13F File Number 28-5866
--------------------------------------------------------------------------------
Name:  Raiff Partners, Inc.
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[Repeat as necessary]

                                                                        Form 13F
                                                                          Page 2

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

  Three
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Form 13F Information Table Entry Total:

  127
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Form 13F Information Table Value Total:

$1,178,933                                  (thousands)
--------------------------------------------------------------------------------

List of Other Included Managers:

          Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.: One
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Form 13F File Number 28-5866
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Name: Raiff Partners, Inc..
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No.: Two
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Form 13F File Number 28-05534
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Name:  Centurion Advisors, L.P.
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No.: Three
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Form 13F File Number 28-7106
--------------------------------------------------------------------------------

Name:  Centurion Investors, LLC
--------------------------------------------------------------------------------

                            Form 13F As of 3/31/99
                    Reporting Manager: Raiff Partners, Inc

---------------------------------------------------------------------------------------------------------------------------------
  Item 1            Item 2         Item 3     Item 4        Item 5         Item 6           Item 7              Item 8
                                                                        Investment
                                                                        Discretion
                                                            Shares or             Shared                   Voting Authority
                    Title          Cusip      Fair Market   Principal Sole Shared Other                    Sole Shared None
Name of Issuer     of Class        Number     Value         Amount    (A)  (B)    (C)      Managers        (A)  (B)    (C)
---------------------------------------------------------------------------------------------------------------------------------

Northstar Capital   CS             66704F106      7,644,288   477,768       X              1,2,3            X
Apple Computer,
  Inc.              CS             037833100     12,578,125   350,000       |                |              |
Airborne Freight
  Corp.             CS             009266107      4,547,700   146,700       |                |              |
Ace Ltd.            CS             G0070K103      2,027,188    65,000       |                |              |
American General
  Corp.             CS             026351106     16,567,500   235,000       |                |              |
Amerada Hess        CS             023551104      5,189,250   102,000       |                |              |
At Home July 140
  Puts              PT             0459198GX        708,400    30,800       |                |              |
Allstate Corp       CS             020002101     26,685,000   720,000       |                |              |
AMP Inc.            CS             031897101      2,728,500    51,000       |                |              |
Aeroquip-
  Vickers, Inc.     CS             007869100        687,750    12,000       |                |              |
Aon Corporation     CS             037389103      8,924,575   141,100       |                |              |
America Online      CS             02364J104     35,779,800   243,400       |                |              |
Ascend
  Communications
  Inc.              CS             043491109        836,875    10,000       |                |              |
AirTouch
  Communications,
  Inc.              CS             00949T100      1,449,375    15,000       |                |              |
Avondale
  Industries, Inc.  CS             054350103        221,250     7,500       |                |              |
Aviall, Inc.        CS             05366B102      4,377,200   282,400       |                |              |
Axa - Spons ADR     CS             054536107        331,250     5,000       |                |              |
Axa                 CS               FOREIGN     27,005,520   204,000       |                |              |
American Express    CS             025816109      4,946,750    42,100       |                |              |
Bankamerica Corp.   CS             066050105      4,237,500    60,000       |                |              |
Bank of New York    CS             064057102      5,369,063   149,400       |                |              |
Bank of Tokyo-
  Mitsubishi, Ltd.  CS               FOREIGN     11,679,000   850,000       |                |              |
Berkshire
  Realty Co.        CS             084710102        346,813    31,000       |                |              |
Bankers Trust       CS             066365107      1,323,750    15,000       |                |              |
Citigroup Inc.      CS             172967101     60,489,625   947,000       |                |              |
Cache Inc.          CS             127150308         71,331    11,300       |                |              |
Cambridge Tech
  Partners, Inc.    CS             132524109        388,500    28,000       |                |              |
Commerzbank AG      CS               FOREIGN      7,028,850   235,000       |                |              |
CBS                 CS             124845108     20,651,125   506,000       |                |              |
Circut City
  Stores, Inc.      CS             172737108     12,489,875   163,000       |                |              |
C.I.T. Group, Inc.  CS             125577106     14,666,944   479,900       |                |              |
Carmike Cinemas
  Inc. Cl. A        CS             143436103      1,517,250    84,000       |                |              |
Crestline
  Capital Corp.     CS             226153104        153,750    10,000       |                |              |
Chase Manhattan     CS             16161A108     43,348,463   532,700       |                |              |
Conseco Inc         CS             208464107     15,446,763   500,300       |                |              |
Consolidated
  Stores, Corp.     CS             210149100      6,153,438   203,000       |                |              |
Coltec
  Industries, Inc.  CS             196879100        545,625    30,000       |                |              |
Cornerstone
  Properties, Inc.  CS             21922H103     19,702,800 1,347,200       |                |              |
Capital Trust
  Cl A Com Stk      CS             14052H100      2,050,913   420,700       |                |              |
DaimlerChrysler AG  CS             D1668R123     11,155,625   130,000       |                |              |
Diageo plc          CS               FOREIGN     12,342,000 1,100,000       |                |              |
Disney (Walt) Co    CS             254687106     10,426,875   335,000       |                |              |
Delphi
  Automotive
  Systems
  Corporation       CS             247126105      7,357,375   414,500       |                |              |
Equitable
  Companies, Inc.   CS             29444G107     14,294,000   204,200       |                |              |
Ethan Allen
  Interiors Inc.    CS             297602104      1,662,500    40,000       |                |              |
Federated
  Department
  Stores, Inc.      CS             31410H101     14,485,125   361,000       |                |              |
Fortune Brands,
  Inc.              CS             349631101      5,301,450   137,700       |                |              |
Sprint              CS             852061100      2,943,750    30,000       |                |              |
Frontier
  Corporation       CS             35906P105        778,125    15,000       |                |              |
Gulfstream
  Aerospace Corp.   CS             402734107      6,302,388   145,300       |                |              |
Great Atlantic
  & Pacific Tea
  Co.               CS             390064103      7,245,000   241,500       |                |              |
General Motors
  Corp.             CS             370442105      3,480,000    40,000       |                |              |
General Motors
  - Class H         CS             370442832        756,563    15,000       |                |              |
Gucci Group         CS             401566104      8,524,950   105,900       |                |              |
Hasbro, Inc.        CS             418056107     17,190,322   594,050       |                |              |
Hillenbrand
  Industries, Inc.  CS             431573104      5,542,500   120,000       |                |              |
Household
  International     CS             441815107     13,071,563   286,500       |                |              |
Hartford
  Financial
  Services
  Group Inc.        CS             416515104     12,782,813   225,000       |                |              |
Starwood Hotels
  & Resorts
  Worldwide         CS             85590A203     56,002,494 1,960,700       |                |              |
HSB Group Inc       CS             40428N109      1,540,688    41,500       |                |              |
Intimate Brands,
  Inc.              CS             461156101     10,399,813   216,100       |                |              |
International
  Business Machine  CS             459200101      7,657,200    43,200       |                |              |
Interstate/Johnson
  Lane, Inc.        CS             460892102        469,688    15,000       |                |              |
Ingles Markets Inc  CS             457030104      4,053,750   352,500       |                |              |
ING Groep N.V.      CS             456837103        549,375    10,000       |                |              |
Integrated
  Process Equipment
  Corp.             CS             42812K108        180,000    20,000       |                |              |
Jones Apparel
  Group, Inc.       CS             480074103     37,313,325 1,335,600       |                |              |
Morgan (JP)         CS             616880100     27,228,863   220,700       |                |              |
K-Mart              CS             482584109        252,188    15,000       |                |              |
Knoll Inc.          CS             498904101        492,500    20,000       |                |              |
Kellwood Co.        CS             488044108        220,625    10,000       |                |              |
Level One
  Communications,
  Inc.              CS             527295109      1,945,000    40,000       |                |              |
Litton Inds Inc     CS             538021106        580,625    10,000       |                |              |
AT&T Corp -
  Liberty Media
  Group             CS             001957208      2,629,688    50,000       |                |              |
Lockheed Martin
  Corporation       CS             539830109      4,990,550   132,200       |                |              |
LNR Property        CS             501940100      1,131,675    57,300       |                |              |
Limited Inc         CS             532716107     46,488,050 1,173,200       |                |              |
LucasVarity plc     CS             549395101      1,295,000    28,000       |                |              |
Mattel, Inc.        CS             577081102     42,797,738 1,716,200       |                |              |
Meredith Corp       CS             589433101      4,401,250   140,000       |                |              |
Merrill Lynch & Co  CS             590188108     13,098,000   148,000       |                |              |
Morton's
  Restaurant
  Group, Inc.       CS             619429103        537,850    34,700       |                |              |
Vail Resorts, Inc.  CS             91879Q109      2,927,350   184,400       |                |              |
Morgan Stanley
  Dean Witter
  Discover          CS             617446448      3,997,500    40,000       |                |              |
Nautica
  Enterprises, Inc. CS             639089101        565,625    50,000       |                |              |
NDX June99
  1980 Puts         PT             1249616RP        870,000    10,000       |                |              |
Nine West           CS             65440D102     13,726,250   556,000       |                |              |
Neiman Marcus
  Group, Inc.       CS             640204103     15,032,050   664,400       |                |              |
INSpire Insurance
  Solutions, Inc.   CS             457732105        665,000    35,000       |                |              |
Pimco Advisors
  Holdings LP       CS             69338P102      6,290,644   200,100       |                |              |
Sprint Corp
  (PCS Group)       CS             852061506        443,125    10,000       |                |              |
Koninklijke
  Philips
  Electronics       CS             500472105      1,648,750    20,000       |                |              |
Platinum
  Technology Intl   CS             72764T101        255,000    10,000       |                |              |
Park Place
  Entertainment     CS             700690100      4,350,706   575,300       |                |              |
Payless
  Shoesource, Inc.  CS             704379106      2,325,000    50,000       |                |              |
Paine Webber        CS             695629105     22,160,531   555,750       |                |              |
Rite Aid
  Corporation       CS             767754104      7,877,500   315,100       |                |              |
Rawlings
  Sporting Goods    CS             754459105      7,035,600   852,800       |                |              |
Polo Ralph Lauren   CS             731572103        570,413    28,700       |                |              |
Reliastar
  Financial         CS             75952U103     14,351,838   336,700       |                |              |
Raytheon Co.        CS             755111408      2,931,250    50,000       |                |              |
Shoe Carnival Inc   CS             824889109      1,531,250   122,500       |                |              |
St. John Knits,
  Inc.              CS             790289102        527,500    20,000       |                |              |
St. Paul Companies  CS             792860108      9,682,181   311,700       |                |              |
S&P Sept99 1100
  Puts              PT             6488156UT      1,331,250    50,000       |                |              |
Stride Rite Corp.   CS             863314100      4,635,400   378,400       |                |              |
Smurfit-Stone
  Container Corp.   CS             832727101        772,500    40,000       |                |              |
A T & T             CS             001957109     79,581,682   997,108       |                |              |
Tandy Corp          CS             875382103      3,509,688    55,000       |                |              |
Travelers/Aetna
  Prop Casualty     CS             893939108     57,868,525 1,618,700       |                |              |
Timberland Co Cl A  CS             887100105      9,894,506   156,900       |                |              |
Tiffany & Co.       CS             886547108     17,940,000   240,000       |                |              |
Learning Co. Inc.   CS             522008101      5,220,000   180,000       |                |              |
Tommy Hilfiger Corp CS             G8915Z102      3,367,988    48,900       |                |              |
Toys "R" Us         CS             892335100      6,469,619   343,900       |                |              |
Time Warner, Inc.   CS             887315109     14,162,500   200,000       |                |              |
Union Camp Corp     CS             905530101      1,611,000    24,000       |                |              |
Universal Health
  Services          CS             913903100      3,126,975    72,300       |                |              |
MediaOne Group, Inc.CS             58440J104     24,106,250   380,000       |                |              |
U. S. Filter Corp.  CS             911843209        765,625    25,000       |                |              |
Value City          CS             920397107         97,500    10,000       |                |              |
Vanquard Cellular
  Systems, Inc.     CS             922022108        955,938    35,000       |                |              |
Vishay
  Intertechnology,
  Inc.              CS             928298108        725,000    50,000       |                |              |
Warnaco Group       CS             934390105      3,950,000   160,000       |                |              |
Excite Inc.         CS             300904109      4,144,000    29,600       |                |              |
Xerox Corp.         CS             984121103      2,135,000    40,000       |                |              |

                                              -------------
                               Report Totals  1,178,932,531